Nature of Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) segment
Number of Reportable Segments | segment	1
Accounting Standards Update 2018-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | $	$ 434